Stock Based Compensation (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Jun. 30, 2011	Apr. 30, 2011	Jul. 31, 2012 Decimal	Jul. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of equity incentive plans			2
Percentage of common shares reserved for future issuance			10.00%
Stock-based compensation expenses			$ (4,400)	$ (22,992)
Stock options vest	options vest in three equal tranches on the first, second and third anniversaries of the grant date
Stock options granted	100,000
Stock option exercise price, maximum	$ 0.50
Options expire date	Jun. 30, 2015
Total compensation cost related to non-vested stock options not yet recognized			14,255
Number of warrants issued to officers and directors		480,000
Estimated fair value of granted warrants on issuance date		$ 152,010
Weighted average recognition period			1 year 7 months 24 days
Warrants exercisable, price per share		$ 0.50
Warrants expiration date		2014-04-05
Warrants, estimated dividends			0.00%
Warrants, expected volatility rate			130.00%
Warrants, forfeiture rate			15.00%
Warrants, risk-free interest rate			1.33%
Warrants, expected life			3 years